INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
US Federal Statutory Tax Rate	21.00%	21.00%
State taxes	4.35%	4.35%
NOL True-Ups	5.27%	2.47%
Change in valuation allowance	(30.62%)	(27.82%)
Total	0.00%	0.00%